Trade and other receivables	12 Months Ended
Jun. 30, 2025
Trade And Other Receivables
Trade and other receivables

12.	Trade and other receivables

	2025	2025	2024
	US$	S$	S$

Trade receivables:
- third parties	2,154,300	2,740,055	2,133,573
Less: Allowance for expected credit loss	(462,593)	(588,373)	(460,413)
	1,691,707	2,151,682	1,673,160
Deposits	5,324,813	6,772,629	90,252
Prepayments	338,679	430,767	28,163
Other receivables:
- third parties	105,502	134,188	213,644
	7,460,701	9,489,266	2,005,219

Trade receivables are unsecured, non-interest bearing and are generally on 60 days terms (June 30, 2024: 60 days).

There is no other class of financial assets that is past due and/or impaired except for trade receivables.

Trade and other receivables are denominated in Singapore Dollar.

The deposits include payments made for custodian services amounting to S$4,701,220 (US$3,696,218), which are classified as non-financial assets and earmarked for use in upcoming mergers and acquisitions within the Singapore market.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

12.	Trade and other receivables (Continued)

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

	2025	2025	2024
	US$	S$	S$

Beginning of financial year	361,988	460,413	465,986
Allowance for expected credit losses	217,863	277,101	50,168
Less: Reversal of allowance for expected credit losses	(117,258)	(149,141)	(55,741)
End of financial year	462,593	588,373	460,413